Investment Objectives and Goals	Feb. 27, 2026
Calamos Nasdaq-100 Structured Alt Protection ETF - March
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Nasdaq-100® Structured Alt Protection ETF® – March